INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 19,703	$ 37,000	$ 17,000